Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
	June 30, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$33,884	$33,884	$58,590	$58,590
Restricted cash	$1,336	$1,336	$2,865	$2,865
Amounts due from related parties, short-term	$17,936	$17,936	$28,562	$28,562
Loans receivable from affiliates	$31,840	$31,840	$27,657	$27,657
Amounts due from related parties, long-term	$38,086	$38,086	$28,880	$28,880
Notes receivable, net of current portion	$9,673	$9,673	$11,629	$11,629
Note receivable from affiliates	$4,666	$4,666	$4,525	$4,525
Term Loan B Facility, net	$(333,718)	$(338,902)	$(408,662)	$(414,352)
Other long-term borrowings, net	$(151,345)	$(153,756)	$(98,823)	$(100,513)

Fair Value Measurements On a Nonrecurring Basis
	Fair Value Measurements at June 30, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$33,884	$33,884	—	—
Restricted cash	$1,336	$1,336	—	—
Amounts due from related parties, short-term	$17,936	—	$17,936	—
Loans receivable from affiliates	$31,840	—	$31,840	—
Amounts due from related parties, long-term	$38,086	—	$38,086	—
Notes receivable, net of current portion(2)	$9,673	—	$9,673	—
Note receivable from affiliates	$4,666	—	$4,666	—
Term Loan B facility, net(1)	$ (338,902)	—	$ (338,902)	—
Other long-term borrowings, net (1)	$ (153,756)	—	$ (153,756)	—

	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$58,590	$58,590	—	—
Restricted cash	$2,865	$2,865	—	—
Amounts due from related parties, short-term	$28,562	—	$28,562	—
Loans receivable from affiliates	$27,657	—	$27,657	—
Amounts due from related parties, long-term	$28,880	—	$28,880	—
Notes receivable, net of current portion(2)	$11,629	—	$11,629	—
Note receivable from affiliates	$4,525	—	$4,525	—
Term Loan B facility, net(1)	$ (414,352)	—	$ (414,352)	—
Other long-term borrowings, net(1)	$ (100,513)	—	$ (100,513)	—

	Fair Value Measurements at June 30, 2019
	Total	Level I	Level II	Level III
Vessels, net (for Navios Galaxy I)	$5,978	—	$5,978	—

	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Vessels, net (for Navios Felicity)	$4,705	—	$4,705	—
Vessels, net (for Navios Libra II)	$4,559	—	$4,559	—

(1)The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

(2)The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.